Leases - Additional Information (Details) - KRW (₩) ₩ in Millions	12 Months Ended
	Dec. 31, 2025	Dec. 31, 2024
Statements [Line Items]
Expense relating to short-term leases for which recognition exemption has been used	₩ 195,791	₩ 152,644
Expense relating to leases of low-value assets for which recognition exemption has been used	4,008	3,121
Cash outflow related to leases	831,553	863,651
Discounted unguaranteed residual value of assets	₩ 34,047	₩ 31,857
Maximum
Statements [Line Items]
Implicit interest rate on finance lease	17.37%	17.15%
Minimum
Statements [Line Items]
Implicit interest rate on finance lease	0.00%	0.00%
Power Purchase Agreement | Maximum
Statements [Line Items]
Lease term of finance lease	11 years
Power Purchase Agreement | Minimum
Statements [Line Items]
Lease term of finance lease	3 years
Jordan Electric Power Company | Power Purchase Agreement
Statements [Line Items]
Lease term of finance lease	25 years
Fujeij Wind Power Plant | Power Purchase Agreement
Statements [Line Items]
Lease term of finance lease	20 years
Federal Electricity Commission | Power Purchase Agreement
Statements [Line Items]
Lease term of finance lease	25 years